Financial instruments (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial instruments [Abstract]
Impairment provision of Accounts receivable at the beginning of the year	$ 27,273	$ 32,707
Increase (decrease) impairment of accounts receivable	235	(4,684)
Write-off of receivables	(11,091)	(750)
Difference in exchange rate	(1,701)	0
Impairment provision of Accounts Receivable Provision at the end of the year	14,716	27,273
Trade and other Receivables Provision	10,352	14,321
Current other Receivables Provision	3,647	5,407
Trade receivables with related parties, current Provision	717	7,545
Recovery of Insurance	210	347
Impairment provision of Accounts Receivable	14,716	27,273
Renegotiated receivables	910	1,728
Non-renegotiated receivables	$ 13,806	$ 25,545